INVESTMENT AND MORTGAGE-BACKED SECURITIES - Continuous unrealized loss position (Details 4) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014 Security	Dec. 31, 2013 Security
Schedule Of Marketable Securities [Line Items]
Temporarily impaired securities, number of investments, less than 12 months	1	35
Temporarily impaired securities, fair value , less than 12 months	$ 9,400	$ 133,363
Temporarily impaired securities, unrealized losses, less than 12 months	43	9,146
Temporarily impaired securities, number of investments, 12 months or longer	22	11
Temporarily impaired securities, fair value, 12 months or longer	115,221	20,309
Temporarily impaired securities, unrealized losses, 12 months or longer	2,391	2,708
Temporarily impaired securities, total number of investments	23	46
Temporarily impaired securities, total fair value	124,621	153,672
Temporarily impaired securities, total unrealized losses	2,434	11,854
U.S. Government agency securities
Schedule Of Marketable Securities [Line Items]
Temporarily impaired securities, number of investments, less than 12 months		24
Temporarily impaired securities, fair value , less than 12 months		128,462
Temporarily impaired securities, unrealized losses, less than 12 months		9,108
Temporarily impaired securities, number of investments, 12 months or longer	22	4
Temporarily impaired securities, fair value, 12 months or longer	115,221	19,887
Temporarily impaired securities, unrealized losses, 12 months or longer	2,391	2,606
Temporarily impaired securities, total number of investments	22	28
Temporarily impaired securities, total fair value	115,221	148,349
Temporarily impaired securities, total unrealized losses	2,391	11,714
Municipal obligations
Schedule Of Marketable Securities [Line Items]
Temporarily impaired securities, number of investments, less than 12 months		1
Temporarily impaired securities, fair value , less than 12 months		181
Temporarily impaired securities, unrealized losses, less than 12 months		2
Temporarily impaired securities, number of investments, 12 months or longer		1
Temporarily impaired securities, fair value, 12 months or longer		321
Temporarily impaired securities, unrealized losses, 12 months or longer		101
Temporarily impaired securities, total number of investments		2
Temporarily impaired securities, total fair value		502
Temporarily impaired securities, total unrealized losses		103
Corporate Securities
Schedule Of Marketable Securities [Line Items]
Temporarily impaired securities, number of investments, less than 12 months
Temporarily impaired securities, fair value , less than 12 months
Temporarily impaired securities, unrealized losses, less than 12 months
Temporarily impaired securities, number of investments, 12 months or longer
Temporarily impaired securities, fair value, 12 months or longer
Temporarily impaired securities, unrealized losses, 12 months or longer
Temporarily impaired securities, total number of investments
Temporarily impaired securities, total fair value
Temporarily impaired securities, total unrealized losses
Mortgage-backed securities
Schedule Of Marketable Securities [Line Items]
Temporarily impaired securities, number of investments, less than 12 months	1	10
Temporarily impaired securities, fair value , less than 12 months	9,400	4,720
Temporarily impaired securities, unrealized losses, less than 12 months	43	36
Temporarily impaired securities, number of investments, 12 months or longer		6
Temporarily impaired securities, fair value, 12 months or longer		101
Temporarily impaired securities, unrealized losses, 12 months or longer		1
Temporarily impaired securities, total number of investments	1	16
Temporarily impaired securities, total fair value	9,400	4,821
Temporarily impaired securities, total unrealized losses	$ 43	$ 37